UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $841,273 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    61500  1311300 SH       SOLE                  1311300
ASSURED GUARANTY LTD           COM              G0585R106    57300  2209800 SH       SOLE                  2209800
BIOLASE TECHNOLOGY INC         COM              090911108     1171   187300 SH       SOLE                   187300
CBS CORP NEW                   CL B             124857202    58050  2060700 SH       SOLE                  2060700
CONSECO INC                    COM NEW          208464883    27822  1325500 SH       SOLE                  1325500
DYNCORP INTL INC               CL A             26817C101      593    47080 SH       SOLE                    47080
EMBARQ CORP                    COM              29078E105    74528  1540800 SH       SOLE                  1540800
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    40939  2294800 SH       SOLE                  2294800
GRAFTECH INTL LTD              COM              384313102    42043  7199200 SH       SOLE                  7199200
HORIZON OFFSHORE INC           COM NEW          44043J204    15225   890343 SH       SOLE                   890343
KEYNOTE SYS INC                COM              493308100    10849  1030300 SH       SOLE                  1030300
LA Z BOY INC                   COM              505336107     4062   291000 SH       SOLE                   291000
LEAR CORP                      COM              521865105    41686  2013800 SH       SOLE                  2013800
MARTHA STEWART LIVING OMNIME   CL A             573083102    10457   588800 SH       SOLE                   588800
MCGRAW HILL COS INC            COM              580645109   101837  1754900 SH       SOLE                  1754900
MEDIS TECHNOLOGIES LTD         COM              58500P107     6891   278866 SH       SOLE                   278866
NOVELIS INC                    COM              67000X106    32090  1254000 SH       SOLE                  1254000
PXRE GROUP LTD                 COM              G73018106    14289  3468258 SH       SOLE                  3468258
REPUBLIC AWYS HLDGS INC        COM              760276105    38220  2462600 SH       SOLE                  2462600
RYERSON INC                    COM              78375P107    48696  2224600 SH       SOLE                  2224600
SCOTTISH RE GROUP LIMITED      SHS              G73537410    52945  4870700 SH       SOLE                  4870700
SULPHCO INC                    COM              865378103     2431   391478 SH       SOLE                   391478
SUPERIOR INDS INTL INC         COM              868168105     5502   327700 SH       SOLE                   327700
TENET HEALTHCARE CORP          COM              88033G100    29510  3625300 SH       SOLE                  3625300
USEC INC                       COM              90333E108    17850  1851700 SH       SOLE                  1851700
WASHINGTON MUT INC             COM              939322103    44787  1030300 SH       SOLE                  1030300